Cost Method Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost Method Investments [Abstract]
Beginning Balance
Investment made to Ling Ban	2,645,672
Investment made to Ling Ban Online	863,732
Translation adjustment	179,272
Ending Balance	$ 3,688,676